MAXIM SERIES FUND, INC.

8515 East Orchard Road

Greenwood Village, CO 80111

March 25, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 109 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 109 (“Amendment No. 109”) to the above referenced registration statement filed on behalf of Maxim Series Fund, Inc. (the “Fund”) pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The purpose of Amendment No. 109 is to update the Fund’s registration statement to reflect the addition of two new portfolios, each of which is a series of the Fund. Amendment No. 109 is not intended to amend or delete any part of the registration statement, except as noted therein.

Please direct any question or comment regarding Amendment No. 109 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively.

Regards,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures

cc:	Mr. Jason Fox, Office of Insurance Products, Division of Investment Management
Ann B. Furman, Esq.
Chip Lunde, Esq.